Summary of significant accounting policies - Earnings per share ("EPS") (Details) - shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	May 10, 2019
Earnings per share ("EPS")
Redeemable ordinary shares, shares issued	0	725,000	725,000
Redeemable ordinary shares, shares outstanding	0	725,000	725,000
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights	623,699	83,151
Number of warrants	4,667
Incremental common shares attributable to call options and warrants	1,867
Warrant
Earnings per share ("EPS")
Amount of Antidilutive securities excluded from computation of earnings per share	1,172,360